                        Oppenheimer Institutional Money Market Fund
                            Supplement dated May 12, 2008 to the
                Statement of Additional Information dated September 25, 2007

     This  supplement   amends  the  Statement  of  Additional   Information  of
Oppenheimer  Institutional  Money Market Fund (the "Fund"),  dated September 25,
2007, and is in addition to any other  supplements.  The Statement of Additional
Information is amended as follows:

     The  seventh  paragraph  and  list  of  recipients  of the  section  titled
"Payments to Fund  Intermediaries" are deleted in their entirety and replaced by the following:

     For  the  year  ended   December  31,   2007,   the   following   financial
intermediaries   and/or  their  respective  affiliates  offered  shares  of  the
Oppenheimer  funds and received revenue sharing or similar  distribution-related payments from the Manager or the Distributor for marketing or program support:

1st Global Capital Company                Legend Equities Corporation
Advantage Capital Corporation             Lincoln Benefit National Life
Aegon USA                                 Lincoln Financial Advisors Corporation
Aetna Life Insurance & Annuity
         Company                          Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                   Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
AIG Financial Advisors                            Company
AIG Life Variable Annuity                 McDonald Investments, Inc.
                                          Merrill Lynch Pierce Fenner & Smith,
Allianz Life Insurance Company                    Inc.
Allmerica Financial Life Insurance &
    Annuity Company                       Merrill Lynch Insurance Group
Allstate Life Insurance Company           MetLife Investors Insurance Company
American Enterprise Life Insurance        MetLife Securities, Inc.
American General Annuity Insurance        Minnesota Life Insurance Company
American Portfolios Financial Services,
      Inc.                                MML Investor Services, Inc.
Ameriprise Financial Services, Inc.       Mony Life Insurance Company
Ameritas Life Insurance Company           Morgan Stanley & Company, Inc.
Annuity Investors Life Insurance Company  Multi-Financial Securities Corporation
Associated Securities Corporation         Mutual Service Corporation
AXA Advisors LLC                          NFP Securities, Inc.
AXA Equitable Life Insurance Company      Nathan & Lewis Securities, Inc.
Banc One Securities Corporation           National Planning Corporation
Cadaret Grant & Company, Inc.             Nationwide Financial Services, Inc.
CCO Investment Services Corporation       New England Securities Corporation
                                          New York Life Insurance & Annuity
Charles Schwab & Company, Inc.                  Company
Chase Investment Services Corporation     Oppenheimer & Company
Citicorp Investment Services, Inc.        PFS Investments, Inc.
Citigroup Global Markets Inc.             Park Avenue Securities LLC
CitiStreet Advisors LLC                   Phoenix Life Insurance Company
Citizen's Bank of Rhode Island            Plan Member Securities
Columbus Life Insurance Company           Prime Capital Services, Inc.
Commonwealth Financial Network            Primevest Financial Services, Inc.
Compass Group Investment Advisors         Protective Life Insurance Company
                                          Prudential Investment Management
CUNA Brokerage Services, Inc.                    Services LLC
CUSO Financial Services, LLP              Raymond James & Associates, Inc.
E*TRADE Clearing LLC                      Raymond James Financial Services, Inc.
Edward  Jones                             RBC Dain Rauscher Inc.
Essex National Securities, Inc.           Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Company     Securities America, Inc.
                                          Security Benefit Life Insurance
Financial Network                                    Company
                                          Security First-Metlife Investors
Financial Services Corporation                     Insurance Company
GE Financial Assurance                    SII Investments, Inc.
GE Life & Annuity                         Signator Investors, Inc.
Genworth Financial, Inc.                  Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Company      Sun Life Assurance Company of Canada
                                          Sun Life Insurance & Annuity Company
Great West Life & Annuity Company             of New York
GWFS Equities, Inc.                       Sun Life Annuity Company Ltd.
Hartford Life Insurance Company           SunTrust Bank
HD Vest Investment Services, Inc.         SunTrust Securities, Inc.
Hewitt Associates LLC                     Thrivent Financial Services, Inc.
IFMG Securities, Inc.                     Towers Square Securities, Inc.
ING Financial Advisers LLC                Travelers Life & Annuity Company
ING Financial Partners, Inc.              UBS Financial Services, Inc.
Invest Financial Corporation              Union Central Life Insurance Company
                                          United Planners Financial Services of
Investment Centers of America, Inc.                    America
Jefferson Pilot Life Insurance Company    Wachovia Securities, Inc.
Jefferson Pilot Securities Corporation    Walnut Street Securities, Inc.
John Hancock Life Insurance Company       Waterstone Financial Group
JP Morgan Securities, Inc.                Wells Fargo Investments
Kemper Investors Life Insurance Company   Wescom Financial Services

May 12, 2008                                                    PX0647.003